Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	At December 31, 2013, approximate future minimum rental, including utilities, payments under these commitments are as follows:
2014	$40,300
2015	41,400
2016	28,100
Total	$109,800